SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Liabilities
Bank loans	$ 9,712,118	$ 8,918,440
Accounts payable	10,485,324	4,678,341
Total liabilities	23,590,086	15,654,945
VIE [Member]
Liabilities
Bank loans	9,712,118	8,918,440
Accounts payable	10,485,324	4,678,341
Other liabilities	5,507,063	961,782
Total liabilities	$ 25,704,505	$ 14,558,563